UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5812

CITIFUNDS PREMIUM TRUST- CITI PREMIUM LIQUID RESERVES
                         CITI PREMIUM U.S. TREASURY RESERVES
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: FEBRUARY 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

Semi-Annual Report

CitiSM Premium Liquid Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Citi Premium Liquid Reserves

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Notes to Financial Statements	7

Financial Highlights	10

Liquid Reserves Portfolio

Schedule of Investments	11

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	20

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Economic prospects continued to improve over the six months ended February 29, 2004, as tax cuts and continued mortgage re-financings placed additional money into the hands of consumers. Rising domestic consumption, increases in business fixed investment and export activity contributed to a relatively robust growth rate in gross domestic product (“GDP”)[i] in the second half of 2003.

Although Federal Reserve Chairman Alan Greenspan indicated in his semi-annual report to members of Congress that “the real federal funds rate will eventually need to rise toward a more neutral level,” the rate remained at 1.00% through the end of February. Low inflation and a lack of substantial improvement in the labor market will enable the Fed to remain “patient” in its direction of monetary policy. Money market yields moved lower over the reporting period as investors’ expectations of a shift towards a tighter Fed policy waned.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Within this environment, the fund performed as follows:

CITISM PREMIUM LIQUID RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

Seven-day current yield	0.72%
Seven-day effective yield	0.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com/html/shared/liquidity.html.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary partial waiver of the management fee.This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and seven-day effective yields would have been 0.62%.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In the cases where the current yield and effective yield are the same, it is due to rounding.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affil-iates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

The fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”).

Please refer to pages 11 through 13 for a list and percentage breakdown of the Portfolio’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

i Gross domestic product is a market value of goods and services produced by labor and property in a given country.

F U N D   F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmarks*
May 3, 1990	• Lipper Taxable Money Market
Funds Average

Net Assets as of 2/29/04	• iMoneyNet, Inc. 1st Tier Taxable
$1,073.9 million	Money Market Funds Average

*The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

Citi Premium Liquid Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investment in Liquid Reserves Portfolio, at value (Note 1A)	$1,075,552,264
Receivable for shares of beneficial interest sold	252,348

Total assets	1,075,804,612

Liabilities:
Payable for shares of beneficial interest repurchased	1,191,131
Dividends payable	335,891
Management fees payable (Note 3)	151,928
Distribution/Service fees payable (Note 4)	93,176
Accrued expenses and other liabilities	108,900

Total liabilities	1,881,026

Net Assets for 1,073,913, 983 shares of beneficial interest outstanding	$1,073,923,586

Net Assets Consist of:
Par value of shares of beneficial interest
($.00001 par value, unlimited shares authorized)	$10,739
Paid-in capital in excess of par value	1,073,903,244
Accumulated net gain on investments from Liquid Reserves Portfolio	9,603

Total Net Assets	$1,073,923,586

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

Citi Premium Liquid Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1B):
Income from Liquid Reserves Portfolio	$7,135,723
Allocated expenses from Liquid Reserves Portfolio	(635,436)

		$6,500,287
Expenses:
Management fees (Note 3)	1,266,410
Distribution/Service fees (Note 4)	633,205
Transfer agent fees	67,543
Legal fees	24,727
Shareholder reports	21,678
Blue Sky fees	13,709
Trustees fees	9,821
Custody and fund accounting fees	8,714
Audit fees	6,698
Miscellaneous	1,834

Total expenses	2,054,339
Less: aggregate amount waived by the Manager (Note 3)	(156,252)

Net expenses		1,898,087

Net investment income		4,602,200
Net Realized Gain on Investments from Liquid Reserves Portfolio		78,211

Net Increase in Net Assets Resulting from Operations		$4,680,411

See notes to financial statements

Citi Premium Liquid Reserves
S T A T E M E N T   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$4,602,200	$17,051,365
Net realized gain on investments	78,211	—

Net increase in net assets from operations	4,680,411	17,051,365

From Investment Activities:
Net investment income, declared as dividends to
shareholders (Note 2)	(4,670,808)	(17,051,365)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	1,742,179,035	5,367,770,797
Net asset value of shares issued to shareholders from
reinvestment of dividends	2,424,353	9,551,660
Cost of shares repurchased	(2,202,655,814)	(5,157,988,773)

Net increase (decrease) in net assets from transactions
in shares of beneficial interest	(458,052,426)	219,333,684

Net Increase (Decrease) in Net Assets	(458,042,823)	219,333,684

Net Assets:
Beginning of period	1,531,966,409	1,312,632,725

End of period	$1,073,923,586	$1,531,966,409

See notes to financial statements

Citi Premium Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Premium Liquid Reserves (the “Fund”) is a separate diversified series of CitiFunds Premium Trust (the “Trust”), a Massachu-setts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), formerly known as Cash Reserves Portfolio, a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (3.0% at February 29, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”). Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

Citi Premium Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

3. Management Fees The management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $1,266,410, of which $156,252 was voluntarily waived for the six months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affili-ates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule l2b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $633,205 for the six months ended February 29, 2004. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $999,449,547 and $1,463,322,594, respectively, for the six months ended February 29, 2004.

7.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share

Citi Premium Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

8. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affil-iate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those ben-efits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

Citi Premium Liquid Reserves
F I N A N C I A L  H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29,2004
	(Unaudited)		2003	2002	2001	2000	1999

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00367		0.01076	0.02037	0.05258	0.05653	0.04836
Less dividends from
net investment
income	(0.00367)		(0.01076)	(0.02037)	(0.05258)	(0.05653)	(0.04836)

Net Asset Value, end
of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$1,073,924		$1,531,966	$1,312,633	$1,303,206	$997,828	$795,324
Ratio of expenses to
average net assets†	0.40	%*	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment
income to average
net assets†	0.74	%*	1.07%	2.03%	5.17%	5.69%	4.84%
Total return	0.37	%**	1.09%	2.06%	5.39%	5.80%	4.94%

Note: If agents of the Fund and agents of a Liquid Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00309		$0.00978	$0.01831	$0.04898	$0.05274	$0.04457
Ratios:
Expenses to average
net assets†	0.50	%*	0.50%	0.59%	0.80%	0.79%	0.79%
Net investment income to
average net assets†	0.64	%*	0.97%	1.84%	4.77%	5.30%	4.45%

† Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
* Annualized
** Not Annualized

See notes to financial statements

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 12.0%

K2 USA LLC,*
1.07% due 04/07/04	$140,000	$139,998,596
1.07% due 04/26/04	156,500	156,496,418
1.07% due 05/18/04	75,000	74,996,891
1.05% due 09/28/04	150,000	149,978,499
Links Finance Corp.,*
1.06% due 03/15/04	200,000	199,999,164
1.06% due 06/16/04	100,000	99,991,230
1.05% due 07/15/04	400,000	399,970,273
1.05% due 01/18/05	250,000	249,956,233
Premier Asset Coll
Entity Ltd.,*
1.06% due 04/26/04	100,000	99,998,474
1.06% due 05/17/04	125,000	124,997,385
Sigma Finance Corp.,*
1.07% due 04/05/04	500,000	499,995,192
1.06% due 04/28/04	100,000	99,997,622
1.07% due 04/30/04	250,000	249,993,852
1.05% due 07/15/04	373,000	372,965,350
1.06% due 08/17/04	250,000	249,970,902
1.05% due 01/18/05	175,000	174,969,363
1.05% due 01/21/05	100,000	99,977,793
Stanfield Victoria
Finance Ltd.,*
1.07% due 05/04/04	100,000	99,998,266
1.06% due 05/20/04	100,000	99,996,681
1.06% due 06/15/04	100,000	99,996,270
1.07% due 06/15/04	100,000	99,995,645
Whistlejacket
Capital Ltd.,*
1.05% due 06/28/04	50,000	49,996,766
1.05% due 12/15/04	111,000	110,977,800
White Pine
Finance LLC, *
1.05% due 09/15/04	100,000	99,986,475
1.05% due 09/28/04	108,000	107,984,312
1.05% due 10/25/04	118,000	117,984,569

		4,331,170,021

Bank Notes — 1.4%

Bank America
1.07% due 06/09/04	500,000	500,000,000

Certificates of Deposit (Euro) — 13.2%

Barclays Bank,
1.12% due 03/17/04	119,000	119,001,025
Credit Lyonnais
Grand Cayman,
1.11% due 04/02/04	150,000	150,000,663
Depfa Bank, PLC,
1.14% due 06/14/04	500,000	500,000,000
1.08% due 06/16/04	300,000	300,000,000
1.11% due 07/13/04	200,000	200,000,000
1.12% due 08/24/04	110,000	110,000,000
HBOS,
1.13% due 03/22/04	164,000	164,000,953
HBOS London,
1.11% due 05/06/04	200,000	200,003,641
1.11% due 05/10/04	350,000	350,003,390
1.11% due 05/24/04	100,000	100,002,324
San Paulo Imi Spa,
1.10% due 05/10/04	350,000	350,000,000
Unicredito Italiano,
1.11% due 03/12/04	200,000	200,001,777
1.08% due 03/16/04	200,000	200,000,000
1.09% due 03/24/04	100,000	100,000,000
1.13% due 04/05/04	100,000	100,002,900
1.08% due 04/07/04	150,000	150,000,000
1.15% due 04/30/04	150,000	150,000,000
Westdeutsche
Landesbank,
1.13% due 04/08/04	1,300,000	1,300,013,645

		4,743,030,318

Certificates of Deposit (Yankee) — 13.9%

Canadian Imperial Bank,
1.06% due 03/11/04	200,000	199,999,244
Credit Agricole,
1.12% due 06/30/04	250,000	250,000,000
Credit Lyonnias,
1.12% due 03/05/04	100,000	99,999,779
1.09% due 04/26/04	300,000	300,000,000
1.09% due 08/25/04	300,000	300,000,000
Danske Bank
1.08% due 08/31/04	300,000	300,000,000
Dexia Bank NY,
1.08% due 08/31/04	250,000	250,000,000
Landesbank Baden,
1.10% due 04/26/04	480,000	480,003,720
Nationwide
Building Soc.,
1.11% due 03/10/04	100,000	100,000,725
1.09% due 08/17/04	189,000	188,032,897
1.09% due 08/23/04	100,000	99,470,138
Nordeka Bank Finland,
1.07% due 06/30/04	117,000	117,000,000
Norddeutchse
Landesbank,
1.10% due 03/15/04	150,000	149,935,833
1.10% due 04/16/04	150,000	149,789,167
1.10% due 04/19/04	125,000	125,000,847
Norddeutchse
Landesbank Giro,
1.08% due 06/23/04	150,000	150,000,000
1.09% due 06/23/04	300,000	300,004,728
Svenska
Handelsbabken AB,
1.06% due 06/30/04	340,000	340,000,000
1.09% due 08/23/04	500,000	500,000,000

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit
(Yankee) — (cont’d)

Toronto Dominion Bank,
1.09% due 03/16/04	$250,000	$250,000,000
1.06% due 03/26/04	100,000	100,000,000
1.11% due 04/06/04	100,000	100,001,468
1.07% due 06/29/04	139,000	139,000,000

		4,988,238,546

Commercial Paper — 37.1%

ABSC Capital Corp,
1.08% due 03/12/04	100,000	99,967,000
Amstel Funding Corp.,
1.12% due 03/15/04	191,846	191,762,440
1.15% due 04/07/04	102,111	101,990,310
1.10% due 04/15/04	291,000	290,599,875
1.15% due 04/28/04	200,000	199,629,444
1.11% due 05/28/04	100,000	99,728,667
1.17% due 06/16/04	74,069	73,811,425
1.18% due 06/18/04	179,801	179,161,333
1.09% due 07/27/04	221,081	221,085,830
ANZ Delware Inc.,
1.10% due 04/19/04	189,500	189,217,566
Asset Portfolio Funding,
1.10% due 03/10/04	116,774	116,741,887
Atlantis One
Funding Corp.,
1.10% due 04/07/04	150,008	149,838,408
Atomium Funding Corp.,
1.12% due 03/15/04	128,372	128,316,087
1.11% due 03/16/04	107,000	106,950,513
1.11% due 03/17/04	120,735	120,675,437
1.06% due 04/20/04	120,098	119,921,189
1.05% due 05/11/04	102,813	102,600,091
1.07% due 05/21/04	186,534	186,084,919
1.08% due 06/03/04	75,000	74,788,500
BankAmerica Corp,
1.05% due 05/07/04	300,000	299,413,750
CANCARRA,
1.11% due 03/10/04	96,882	96,855,115
Crown Point Cap Co.,
1.13% due 03/03/04	100,385	100,359,792
1.12% due 03/11/04	250,906	250,827,940
1.06% due 05/13/04	253,256	252,711,640
1.13% due 08/10/04	100,000	99,491,500
Danske Corp Disc.,
1.08% due 08/23/04	200,000	198,950,000
1.08% due 08/27/04	232,000	230,754,160
Depfa Bank Europe,
1.11% due 04/01/04	105,712	105,610,957
Edison Asset Securitization
1.08% due 07/01/04	192,474	191,769,545

GE Capital Corp,
1.10% due 08/09/04	200,000	199,016,111
GE Capital International
Funding Inc.,
1.09% due 08/17/04	200,000	198,976,611
1.09% due 08/18/04	200,000	198,970,556
Georgetown Funding,
1.14% due 03/16/04	607,973	607,684,213
1.06% due 04/15/04	220,000	219,708,500
Giro Balanced Funding,
1.05% due 05/20/04	124,309	124,018,946
Grampian Funding Ltd.,
1.10% due 03/05/04	155,000	154,981,056
1.10% due 03/29/04	519,000	518,555,967
1.07% due 06/02/04	147,000	146,593,668
1.09% due 07/16/04	129,000	128,464,901
1.10% due 08/09/04	128,000	127,370,311
1.10% due 08/10/04	233,000	231,846,650
1.08% due 08/23/04	129,000	128,322,750
Hannover,
1.05% due 03/03/04	123,001	122,993,825
1.06% due 04/28/04	216,821	216,450,718
HBOS Treasury
Services PLC,
1.10% due 03/10/04	150,000	149,958,750
1.10% due 03/12/04	100,000	99,966,389
1.10% due 03/18/04	200,000	199,896,583
1.10% due 03/22/04	200,000	199,872,250
1.10% due 04/16/04	100,000	99,859,444
KBC Financial
Products
International,
1.07% due 07/21/04	150,000	149,366,917
Mica Funding LLC,
1.12% due 03/05/04	250,000	249,968,889
1.15% due 03/10/04	100,000	99,971,250
1.08% due 04/22/04	200,000	199,688,000
1.06% due 05/24/04	100,000	99,752,667
1.08% due 06/10/04	112,000	111,660,640
Moat Funding LLC,
1.13% due 03/11/04	100,000	99,968,611
1.13% due 03/12/04	100,000	99,965,473
Nyala Funding LLC,
1.13% due 03/15/04	114,929	114,878,495
1.07% due 06/15/04	130,000	129,590,428
Perry Global Fund,
1.13% due 03/17/04	106,557	106,503,485
1.13% due 03/25/04	186,042	185,901,848
1.14% due 05/14/04	100,000	99,765,667
Regency Markets LLC,
1.05% due 05/20/04	156,193	155,828,550
Saint Germain Holdings,
1.15% due 03/23/04	130,000	129,908,639

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)		February 29, 2004
(Unaudited)
Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Santander,
1.10% due 04/01/04	249,000	248,764,142
1.10% due 04/16/04	425,000	424,404,237
1.08% due 08/16/04	100,000	99,496,000
Scaldis,
1.10% due 03/26/04	80,415	80,353,572
Silver Tower
US Funding,
1.08% due 04/13/04	130,000	129,832,300
1.07% due 04/23/04	100,000	99,842,473
Special Purpose Accounts,
1.08% due 04/01/04	149,000	149,000,000
1.08% due 04/13/04	200,000	200,000,000
Spintab Mortgage,
1.11% due 03/15/04	195,000	194,915,825
1.11% due 03/25/04	128,000	127,905,280
1.12% due 04/07/04	248,000	247,715,799
Stadshypotek Del Inc.,
1.13% due 03/12/04	100,000	99,965,472
Tulip Funding Inc.,
1.14% due 03/01/04	350,000	350,000,000
Victory Receivable Corp.,
1.05% due 03/24/04	200,588	200,453,439

		13,338,491,617

Corporate Notes — 8.3%

Brahms Funding Corp.,
1.09% due 03/01/04	500,811	500,811,000
Fenway Funding,
1.10% due 03/05/04	124,370	124,354,799
1.08% due 03/26/04	128,616	128,519,538
1.08% due 03/29/04	150,000	149,874,000
1.08% due 03/30/04	200,359	200,184,688
1.08% due 04/07/04	100,126	100,014,860
Foxboro Funding Ltd.,
1.08% due 03/11/04	100,000	99,970,000
1.09% due 03/17/04	167,632	167,550,793
1.11% due 03/19/04	119,792	119,725,515
1.09% due 03/24/04	101,744	101,673,147
Harwood Funding Corp.,
1.17% due 03/18/04	300,000	299,834,250
Main Street,
1.18% due 03/09/04	100,000	99,973,778
1.10% due 03/15/04	100,000	99,957,222
1.09% due 03/18/04	165,000	164,915,071
1.09% due 03/24/04	150,000	149,895,542
1.09% due 03/26/04	276,050	275,841,042
Mittens,
1.08% due 04/26/04	100,000	99,832,000
Park Granada LLC,
1.06% due 03/02/04	99,800	99,797,061

		2,982,724,306

Master Notes -— 2.9%

Merrill Lynch,
1.21% due 03/01/04	202,800	202,800,000
Morgan Stanley,
1.26% due 03/01/04	850,000	850,000,000

		1,052,800,000

Medium Term Notes — 6.4%

Blue Heron Funding,*
1.12% due 03/19/04	200,000	200,000,000
1.12% due 05/19/04	438,750	438,750,000
1.12% due 05/28/04	180,000	180,000,000
1.12% due 10/15/04	500,000	500,000,000
1.12% due 12/17/04	175,000	175,000,000
Cit Group Inc.,*
1.25% due 12/01/04	150,000	150,000,000
Credit Suisse
First Boston,*
1.08% due 09/20/04	270,000	270,000,000
Merrill Lynch & Co. Inc.,*
1.10% due 02/03/09	385,000	385,000,000

		2,298,750,000

Promissory Note — 3.0%

Goldman Sachs,
1.21% due 09/27/04	1,100,000	1,100,000,000

Time Deposits — 1.0%

National City Bank
Grand Cayman,
1.04% due 03/01/04	352,608	352,608,000

United States
Government Agencies — 0.7%

Federal National
Mortgage Association,*
1.06% due 07/20/04	250,093	250,046,870

Total Investments,
at Amortized
Cost	99.9%	35,937,859,678
Other Assets,
Less Liabilities	0.1	20,645,654

Net Assets	100.0%	$35,958,505,332

* Variable interest rates—subject to periodic change.

See notes to financial statements

Liquid Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments at value (Note 1A)	$35,937,859,678
Interest receivable	25,315,870

Total assets	35,963,175,548

Liabilities:
Accrued expenses and other liabilities	2,538,057
Management fees payable (Note 2)	2,132,159

Total liabilities	4,670,216

Net Assets	$35,958,505,332

Represented by:
Paid-in capital for beneficial interests	$35,958,505,332

See notes to financial statements

Liquid Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S
For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$221,037,665

Expenses:
Management fees (Note 2)	$29,466,742
Custody and fund accounting fees	4,165,353
Trustees’ fees	220,515
Legal fees	70,055
Audit fees	21,925
Other	27,556

Total expenses	33,972,146

Less: aggregate amounts waived by the Manager (Note 2)	(14,290,787)
Less: fees paid indirectly (Note 1F)	(291)

Net expenses		19,681,068

Net investment income		201,356,597
Net Realized Gain on Investments		2,456,400

Net Increase in Net Assets Resulting from Operations		$203,812,997

See notes to financial statements

Liquid Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$201,356,597	$619,131,302
Net realized gain on investments	2,456,400	—

Net increase in net assets from operations	203,812,997	619,131,302

Capital Transactions:
Proceeds from contributions	43,419,689,427	95,248,125,837
Value of withdrawals	(47,112,090,932)	(101,427,035,864)

Net decrease in net assets from
capital transactions	(3,692,401,505)	(6,178,910,027)

Net Decrease in Net Assets	(3,488,588,508)	(5,559,778,725)

Net Assets:
Beginning of period	39,447,093,840	45,006,872,565

End of period	$35,958,505,332	$39,447,093,840

See notes to financial statements

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L  S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Cash Reserves Portfolio changed its name to Liquid Reserves Portfolio (the “Portfolio”) on February 27, 2004. The Portfolio is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of Amer-ica generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $29,466,742 of which $14,290,787 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are offi-cers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $410,444,885,757 and $414,040,957,601, respectively, for the six months ended February 29, 2004.

4. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

5. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

Liquid Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

			Year Ended August 31,
	Six Months Ended
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Ratios/Supplemental Data:
Net assets
(000’s omitted)	$35,958,505		$39,447,094	$45,006,873	$32,073,343	$14,392,341	$14,929,345
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	1.04	%*	1.39%	2.29%	5.27%	5.93%	5.13%
Total return	0.92	%**	1.49%	2.36%	N/A	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.17	%*	0.17%	0.19%	0.22%	0.22%	0.22%
Net investment income
to average net assets	0.97	%*	1.32%	2.20%	5.15%	5.81%	5.01%

* Annualized
** Not Annualized

See notes to financial statements

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager †
As of November 25, 2003

Investment Manager
(of Liquid Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Premium Liquid Reserves.

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

©2004 Citicorp	Citigroup Global Markets Inc.
CFS/PLR/204
04-6423

Semi-Annual Report

CitiSM Premium U.S. Treasury Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Citi Premium U.S. Treasury Reserves

Statement of Assets and Liabilities	4

Statement of Operations	4

Statements of Changes in Net Assets	5

Notes to Financial Statements	6

Financial Highlights	9

U.S. Treasury Reserves Portfolio

Schedule of Investments	10

Statement of Assets and Liabilities	11

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	16

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Economic prospects continued to improve during the six-months ended February 29, 2004, as tax cuts and continued mortgage re-financings placed additional money into the hands of consumers. Rising domestic consumption, increases in business fixed investment and export activity contributed to a relatively robust growth rate in gross domestic product (“GDP”)[i] in the second half of 2003.

U.S. Treasury bill yields moved lower in late 2003, as seasonal year-end demand attracted buyers to this top-quality and liquid market. However, increased government spending and lagging tax receipts have increased the size of the federal budget deficit and will necessitate the U.S. Treasury to borrow additional monies across the yield curve spectrum in 2004 to meet the shortfall.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Although Federal Reserve Chairman Alan Greenspan indicated in his semi-annual report to members of Congress that “the real federal funds rate will eventually need to rise toward a more neutral level,” the rate remained at 1.00% through the end of February. Benign inflation and the absence of any material improvement in the labor market will enable the Fed to remain “patient” in its direction of monetary policy. Money market yields moved lower over the six-month period as investors’ expectations of a shift towards a tighter Fed policy waned.

Within this environment, the fund performed as follows:

CITISM PREMIUM U.S.TREASURY RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

Seven-day current yield	0.48%
Seven-day effective yield	0.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com/html/shared/liquidity.html.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary partial waiver of the management fee.This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and seven-day effective yields would have been 0.40%.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In the cases where the current yield and effective yield are the same, it is due to rounding.

1

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

The fund invests all of its investable assets in U.S.Treasury Reserves Portfolio (the “Portfolio”).

Please refer to page 10 for a list and percentage breakdown of the Portfolio’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

i Gross domestic product is a market value of goods and services produced by labor and property in a given country.

2

F U N D   F A C T S

Fund Objective  To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
March 1, 1991	• Lipper S&P AAA rated U.S.
Treasury Money Market
Funds Average

Net Assets as of 2/29/04	• iMoneyNet, Inc.
$404.3 million	100% U.S. Treasury AAA Rated
Money Market Funds Average

*The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

3

Citi Premium U.S. Treasury Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)		$404,738,403
Receivable for shares of beneficial interest sold		38,000

Total liabilities		404,776,403

Liabilities:
Payable for shares of beneficial interest repurchased		178,006
Dividends payable		108,246
Management fees payable (Note 3)		61,204
Distribution/Service fees payable (Note 4)		30,602
Accrued expenses and other liabilities		138,182

Total liabilities		516,240

Net Assets for 404,258,466 shares of beneficial interest outstanding		$404,260,163

Net Assets Consist of:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)		$4,043
Paid-in capital in excess of par value		404,254,423
Accumulated net gain on investments		1,697

Total		$404,260,163

Net Asset Value, Offering Price and Redemption Price Per Share		$1.00

Citi Premium U.S. Treasury Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	$1,690,421
Allocated expenses from U.S.Treasury Reserves Portfolio	(178,701

		$1,511,720
Expenses:
Management fees (Note 3)	357,716
Distribution/Service fees (Note 4)	178,858
Transfer agent fees	26,904
Blue sky fees	18,484
Shareholder reports	17,217
Audit and legal fees	15,900
Trustees’ fees	3,856
Custody and fund accounting fees	2,877
Miscellaneous	4,170

Total expenses		625,982

Net investment income		885,738
Net Realized Gain on Investments from U.S.Treasury Reserves Portfolio		20,909

Net Increase in Net Assets Resulting from Operations		$906,647

See notes to financial statements

4

Citi Premium U.S. Treasury Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$885,738	$4,740,467
Net realized gain on investments	20,909	106,350

Net increase in net assets from operations	906,647	4,846,817

From Investment Activities:
Declared as dividends to shareholders (Note 2):	(905,014)	(4,846,753)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	893,663,709	2,714,513,499
Net asset value of shares issued to shareholders
from reinvestment of dividends	428,902	3,053,119
Cost of shares repurchased	(862,656,851)	(3,068,852,406)

Net increase (decrease) in net assets resulting from
transactions in shares of beneficial interest	31,435,760	(351,285,788)

Net Increase (Decrease) in Net Assets	31,437,393	(351,285,724)

Net Assets:
Beginning of period	372,822,770	724,108,494

End of period	$404,260,163	$372,822,770

See notes to financial statements

5

Citi Premium U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Premium U.S. Treasury Reserves (the “Fund”) is a diversified separate series of CitiFunds Premium Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (26.5% at February 29, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. is the Fund’s Distributor. Citicorp Trust Bank fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $357,716 for the six months ended February 29, 2004. The

6

Citi Premium U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $178,858 for the six months ended February 29, 2004. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $672,996,565 and $642,967,384, respectively, for the six months ended February 29, 2004.

7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

8. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999.

7

Citi Premium U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds its manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans as independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

8

Citi Premium U.S. Treasury Reserves
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended
	February 29, 2004		Year Ended August 31,
	(Unaudited)		2003	2002	2001	2000	1999

Net Asset Value,
beginning of period	$ 1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00252		0.00848	0.01689	0.04778	0.05049	0.04195
Less dividends from net
investment income	(0.00252)		(0.00848)	(0.01689)	(0.04778)	(0.05049)	(0.04195)

Net Asset Value,
end of period	$ 1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$ 404,260		$372,823	$724,108	$420,757	$340,433	$237,520
Ratio of expenses to
average net assets†	0.45	%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment
income to average
net assets†	0.51	%*	0.91%	1.67%	4.76%	5.12%	4.21%
Total return	0.25	%**	0.85%	1.70%	4.88%	5.17%	4.28%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$ 0.00214		$0.00732	$0.01564	$0.04438	$0.04678	$0.03836
Ratios:
Expenses to average
net assets†	0.53	%*	0.53%	0.64%	0.84%	0.83%	0.81%
Net investment income
to average net assets†	0.43	%*	0.83%	1.49%	4.37%	4.74%	3.85%

† Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
* Annualized
** Not annualized

See notes to financial statements

9

U.S. Treasury Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 100.0%

United States Treasury Bills:
due 3/04/04	$196,416	$196,401,021
due 3/11/04	328,780	328,700,469
due 3/18/04	136,722	136,663,665
due 3/25/04	41,488	41,465,305
due 3/31/04	25,000	25,055,006
due 4/01/04	40,000	39,970,722
due 4/08/04	100,000	99,904,736
due 5/13/04	67,229	67,104,057
due 5/20/04	150,000	149,694,445
due 5/27/04	175,000	174,606,899
due 6/03/04	22,327	22,267,827
due 6/10/04	42,946	42,825,714
due 6/17/04	25,000	24,926,875
due 7/15/04	78,846	78,564,556
due 8/05/04	75,000	74,672,917
due 8/26/04	25,000	24,877,007

		1,527,701,221

Total Investments,
at Amortized Cost	100.0%	1,527,701,221
Other Assets
Less Liabilities*	0.0	133,439

Net Assets	100.0%	$1,527,834,660

* Represents less than 0.1%

See notes to financial Statements

10

U.S Treasury Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)		$1,527,701,221
Interest receivable		378,842
Cash		451

Total assets		1,528,080,514

Liabilities:
Management fees payable (Note 2)		67,013
Accrued expenses and other liabilities		178,841

Total liabilities		245,854

Net Assets		$1,527,834,660

Represented by:
Paid-in capital for beneficial interests		$1,527,834,660

U.S Treasury Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$7,140,778

Expenses
Management fees (Note 2)	$1,134,784
Custody and fund accounting fees	176,901
Legal fees	19,569
Trustees’ fees	14,223
Audit fees	8,300
Miscellaneous	44,088

Total expenses	1,397,865
Less: aggregate amounts waived by Manager (Note 2)	(642,643)
Less: fees paid indirectly (Note 1D)	(15)

Net expenses		755,207

Net investment income		6,385,571
Net Realized Gain on Investments		87,887

Net Increase in Net Assets Resulting from Operations		$6,473,458

See notes to financial statements

11

U.S Treasury Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$6,385,571	$21,614,666
Net realized gain on investments	87,887	345,124

Net increase in net assets from operations	6,473,458	21,959,790

Capital Transactions:
Proceeds from contributions	2,353,305,969	7,288,135,094
Value of withdrawals	(2,290,294,142)	(7,804,910,366)

Net increase (decrease) in net assets from
capital transactions	63,011,827	(516,775,272)

Net Increase (Decrease) in Net Assets	69,485,285	(494,815,482)

Net Assets:
Beginning of period	1,458,349,375	1,953,164,857

End of period	$1,527,834,660	$1,458,349,375

See notes to financial statements

12

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $1,134,784 of which $642,643 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

13

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $5,724,824,343 and $5,662,226,028, respectively, for the six months ended February 29, 2004.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

5. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is

14

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

15

U.S Treasury Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Ratios/Supplemental
Data:
Net Assets, end of period
(000’s omitted)	$1,527,835		$1,458,349	$1,953,165	$1,387,171	$1,324,688	$1,188,627
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	0.86	%*	1.22%	2.00%	5.13%	5.41%	4.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.18	%*	0.18%	0.20%	0.23%	0.23%	0.23%
Net investment income
to average net assets	0.78	%*	1.14%	1.90%	5.00%	5.28%	4.42%

*Annualized

See notes to financial statements

16

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President
and Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager
†As of November 25, 2003

Investment Manager (of U.S.Treasury Reserves Portfolio) Citi Fund Management Inc. 100 First Stamford Place Stamford, CT 06902

Distributor Citigroup Global Markets Inc.

Transfer Agent Citicorp Trust Bank, fsb. 125 Broad Street, 11th Floor New York, NY 10004

Sub-Transfer Agent and Custodian State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

Legal Counsel Bingham McCutchen LLP 150 Federal Street Boston, MA 02110

This report is prepared for the information of shareholders of Citi Premium U.S. Treasury Reserves.

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

©2004 Citicorp	Citigroup Global Markets Inc.
CFS/PUS/204
04-6424

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         No changes.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)      The registrant's principal executive officer and principal financial officer have concluded that the registrant's
                  disclosure controls and procedures (as defined in Rule 30a-
                  3(c) under the Investment Company Act of 1940, as amended (the
                  "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
                  required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
                  under the 1940 Act and 15d-15(b) under the Securities Exchange
                  Act of 1934

         (b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last
                  fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(2) Attached hereto.

         Exhibit 99.CERT          Certifications pursuant to section 302 of the
                                  Sarbanes-Oxley Act of 2002

         (b) Furnished.

         Exhibit 99.906CERT       Certifications pursuant to Section 906 of the
                                  Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS PREMIUM TRUST-
CITI PREMIUM LIQUID RESERVES

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
CITIFUNDS PREMIUM TRUST-
CITI PREMIUM LIQUID RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
CITIFUNDS PREMIUM TRUST-
CITI PREMIUM LIQUID RESERVES

Date: May 5, 2004

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
CITIFUNDS PREMIUM TRUST-
CITI PREMIUM LIQUID RESERVES

Date: May 5, 2004

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS PREMIUM TRUST-
CITI PREMIUM U.S. TREASURY RESERVES

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
CITIFUNDS PREMIUM TRUST-
CITI PREMIUM U.S. TREASURY RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
CITIFUNDS PREMIUM TRUST-
CITI PREMIUM U.S. TREASURY RESERVES

Date: May 5, 2004

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
CITIFUNDS PREMIUM TRUST-
CITI PREMIUM U.S. TREASURY RESERVES

Date: May 5, 2004